Right of use assets and leases - Maturity of lease liabilities (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments	$ 1,203	$ 1,508
Effect of discounting	(113)	(153)
Lease liabilities	1,090	1,355	$ 0	$ 0
Current lease liabilities	263	281
Non-current lease liabilities	827	1,074
Due in less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments	298	325
Due in one to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments	283	326
Due in two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments	219	282
Due in three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments	156	211
Due in four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments	99	146
Due in over five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments	$ 148	$ 218